Schedule of Minimum Loan Payments (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022 (excluding the three months ended March 31, 2022)	$ 1,020,139
2022		$ 874,728
2023
2024
2025
Thereafter
Total minimum loan payments	$ 1,020,139	$ 874,728